Summary of Significant Accounting Policies, Income Taxes (FY) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Abstract]
Provision for income tax	$ 393,000	$ 0	$ 242,000	$ 0	$ 0	$ 1,321,045	$ 0
Net income (loss) before provision for income taxes					38,829,993	945,360	12,679,511
United States
Income Taxes [Abstract]
Net income (loss) before provision for income taxes					38,877,652	(4,152,308)	12,010,276
Foreign
Income Taxes [Abstract]
Net income (loss) before provision for income taxes					$ (47,659)	$ 5,097,668	$ 669,235